Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of Deferred Tax Assets [Abstract]
Deferred tax assets	$ 5,804	$ 5,169
Total deferred tax assets	$ 5,804	$ 5,169